Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

NOTE 10 – SHORT-TERM BORROWINGS

Short-term borrowings consisted of the following as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Short-term borrowing from financial institutions	$4,777,301	$4,078,425
Short-term borrowing from third-party individual	-	108,503
Government loan	1,449,864	1,569,218
Total	$6,227,165	$5,756,146

Short-term borrowings from financial institutions consisted of the following at December 31, 2022:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,200,000	173,984	2022.06.15	2023.06.14	9.60%
Longwan Rural Commercial Bank		1,750,000	253,725	2022.06.15	2023.06.14	9.60%
Minsheng Bank		10,000,000	1,449,864	2022.08.02	2023.02.02	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.09	2023.08.09	4.10%
Minsheng Bank		10,000,000	1,449,864	2022.08.16	2023.08.15	4.10%
Total	RMB	32,950,000	$4,777,301

Short-term borrowings from financial institutions consisted of the following at December 31, 2021:

Bank Name	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Longwan Rural Commercial Bank		1,750,000	$274,622	2021.07.06	2022.07.05	10.00%
Longwan Rural Commercial Bank		1,200,000	188,312	2021.07.06	2022.07.05	9.61%
Minsheng Bank		6,500,000	1,020,023	2021.04.16	2022.04.15	4.35%
Minsheng Bank		13,500,000	2,118,509	2021.04.12	2022.04.08	4.30%
WeBank Shenzhen		1,510,000	236,959	2021.12.24	2021.12.31	7.92%
Bank of Ningbo		650,321	102,000	2021.12.01	2022.02.28	4.30%
Bank of Ningbo		605,692	95,000	2021.12.01	2022.02.28	3.01%
Bank of Ningbo		229,525	36,000	2021.12.01	2022.02.28	4.30%
Bank of Ningbo		44,630	7,000	2021.12.01	2022.02.28	4.30%
Total	RMB	25,990,168	$4,078,425

The Company’s short-term bank borrowings are guaranteed by the Company’s major shareholders, their immediate family members, and related companies. For the fiscal years ended December 31, 2022, 2021 and 2020, interest expenses on short-term borrowings from financial institutions amounted to $192,198, $139,764 and $91,529, respectively.

For the fiscal year ended December 31, 2022, the imputed interest expense recorded by the Company on the government loan was $54,614. For the fiscal year ended December 31, 2021, the imputed interest expense recorded by the Company on the third-party individual and the government loan were $10,538 and $59,657, respectively.